Financial instruments - Schedule of Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge	$ (1.8)	$ 29.8	$ (22.2)	$ 45.7
Amortization of cash flow hedge	(0.3)	(0.5)	(0.6)	(1.0)
Amounts reclassified from AOCI	(0.2)	(0.1)	(0.4)	(6.0)
OCI attributable to share holders of AQN	$ (2.3)	$ 29.2	$ (23.2)	$ 38.7